UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURTIIES HOLDINGS REPORTED ON FORM 13F FILED ON FEBRUARY 14, 2000 PURSUNAT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 20, 2001.

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  February 14, 2000


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      24

Form 13F Information Table Value Total:       502,527,077



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AMFM INC                       CS               001693100    39782   508400 SH       SOLE                   508400
CLARIFY                        CS               180492100    32099   253500 SH       SOLE                   253500
COMCAST CLASS A REG            CS               200300101     2422    50600 SH       SOLE                    50600
COMSAT CORP                    CS               20564D107     8130   409075 SH       SOLE                   409075
CUBE MICROSYSTEMS              CS               125015107    10088   161400 SH       SOLE                   161400
D 1/14 - 56 PUT                PT                             3250   194000 SH  Put  SOLE                   194000
DII GROUP                      CS               232949107    15088   212700 SH       SOLE                   212700
DOW CHEMICAL                   CS               260543103      381     2854 SH       SOLE                     2854
GTE Corp                       CS               362320103    42486   602100 SH       SOLE                   602100
HANNAFORD BROS.                CS               410550107    23220   335000 SH       SOLE                   335000
JONES INTERCABLE CLASS A       CS               480206200    30633   447600 SH       SOLE                   447600
MEDIAONE                       CS               58440J104    56027   729401 SH       SOLE                   729401
MEDPARTNERS (VS CAREMARK RX)   CS               58503X206     2316   291800 SH       SOLE                   291800
MID-AMERICAN ENERGY            CS               59562V107    16867   500700 SH       SOLE                   500700
MOLEX CL A                     CS               608554200     2264    50600 SH       SOLE                    50600
OLSTEN CORP                    CS               681385100    11894  1051400 SH       SOLE                  1051400
OMNIPOINT                      CS               68212D102    63660   528850 SH       SOLE                   528850
PIMCO ADVISORS                 CS               69338P102    21949   582400 SH       SOLE                   582400
RAYTHEON CLASS A               CS               755111309     3774   152100 SH       SOLE                   152100
US West                        CS               91273H101    82915  1151600 SH       SOLE                  1151600
Union Carbide Corp             CS               905581104    19558   293000 SH       SOLE                   293000
WARNER LAMBERT                 CS               934488107     8292   101200 SH       SOLE                   101200
XRC Corporation                CS               983803107        0   232228 SH       SOLE                   232228
YESMAIL.COM                    CS               98583Q101     5430   160600 SH       SOLE                   160600